Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
COMMITMENTS
20.	COMMITMENTS

The Company has operating lease agreements principally for its office properties in the PRC. The leases have remaining terms ranging from 12 to 24 months and are renewable subject to negotiation. Rental expense was RMB7,056, RMB3,867 and RMB3,243, for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 are as follows:

Years ending December 31,	RMB

2012	2,395
2013	376

Total	2,771

The Company has entered into franchise agreements to undertake marketing, distribution and service activities. Under these agreements, the Company is obligated to provide advertising, training and telephone support associated with its software licenses and products. Other than as disclosed herein, the Company did not have any significant outstanding obligations or commitments at December 31, 2011.